Pensions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Pensions
32	PENSIONS

The Group participates in various employee retirement benefit plans (Note 3(t)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2017 amounted to RMB 16,010 (2016: RMB 16,184, 2015: RMB 16,357).